VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Assets and Liabilities of Consolidated VIEs
The following table includes assets to be used to settle liabilities of our consolidated VIEs and liabilities of our consolidated VIEs for which creditors do not have recourse to our general credit as the primary beneficiary. These assets and liabilities are included in the Consolidated Statements of Financial Position.

December 31,	2018	2017
(millions of Canadian dollars)
Assets
Cash and cash equivalents	506	368
Restricted cash	27	—
Accounts receivable and other	2,073	2,132
Accounts receivable from affiliates	5	3
Inventory	244	220
	2,855	2,723
Property, plant and equipment, net	72,737	68,685
Long-term investments	6,481	6,258
Restricted long-term investments	244	206
Deferred amounts and other assets	3,156	2,921
Intangible assets, net	317	296
Goodwill	29	29
Deferred income taxes	131	145
	85,950	81,263
Liabilities
Short-term borrowings	275	485
Accounts payable and other	2,925	2,859
Accounts payable to affiliates	4	131
Interest payable	303	312
Environmental liabilities	22	35
Current portion of long-term debt	1,034	2,129
	4,563	5,951
Long-term debt	29,577	31,469
Other long-term liabilities	5,074	4,301
Deferred income taxes	6,911	3,010
	46,125	44,731
Net assets before noncontrolling interests	39,825	36,532

Schedule of the Carrying Amount of Interest in VIEs
The carrying amount of our interest in VIEs that are unconsolidated and our estimated maximum exposure to loss as at December 31, 2018 and 2017 is presented below.

	Carrying Amount of Investment	Enbridge’s Maximum Exposure to
December 31, 2018	in VIE	Loss
(millions of Canadian dollars)
Aux Sable Liquid Products L.P.[1]	311	375
Eolien Maritime France SAS[2]	68	784
Enbridge Renewable Infrastructure Investments S.a.r.l.[3,9]	127	3,250
Illinois Extension Pipeline Company, L.L.C.[4]	724	724
Nexus Gas Transmission, LLC[5]	1,757	2,668
PennEast Pipeline Company, LLC[6]	97	385
Rampion Offshore Wind Limited[7]	638	648
Vector Pipeline L.P.[8]	198	301
Other[4]	27	27
	3,947	9,162

	Carrying Amount of Investment	Enbridge’s Maximum Exposure to
December 31, 2017	in VIE	Loss
(millions of Canadian dollars)
Aux Sable Liquid Products L.P.	300	361
Eolien Maritime France SAS	69	754
Hohe See Offshore Wind Project[9]	763	2,484
Illinois Extension Pipeline Company, L.L.C.	686	686
Nexus Gas Transmission, LLC	834	1,678
PennEast Pipeline Company, LLC	69	345
Rampion Offshore Wind Limited	555	679
Sabal Trail Transmissions, LLC	2,355	2,529
Vector Pipeline L.P.	169	278
Other	21	21
	5,821	9,815

1	At December 31, 2018, the maximum exposure to loss includes a guarantee by us for our respective share of the VIE’s borrowing on a bank credit facility.

2
At December 31, 2018, the maximum exposure to loss includes the portion of our parental guarantee that has been committed in project construction contracts in which we would be liable for in the event of default by the VIE and an outstanding affiliate loan receivable for $202 million held by us.

3
At December 31, 2018, the maximum exposure to loss includes the portion of our parental guarantee that has been committed in project construction contracts in which we would be liable for in the event of default by the VIE.

4	At December 31, 2018, the maximum exposure to loss is limited to our equity investment as these companies are in operation and self-sustaining.

5	At December 31, 2018, the maximum exposure to loss includes the remaining expected contributions to the joint venture and parental guarantees for our portion of capacity lease agreements.

6	At December 31, 2018 the maximum exposure to loss includes the remaining expected contributions to the joint venture.

7
At December 31, 2018, the maximum exposure to loss includes the portion of our parental guarantee that has been committed in project contracts in which we would be liable for in the event of default by the VIE.

8	At December 31, 2018 the maximum exposure to loss includes the carrying value of an outstanding affiliate loan receivable for $102 million held by us.

9	As at December 31, 2018, the carrying amount of investment and maximum exposure to loss related to Hohe See Offshore Wind Project are included in the amounts shown for ERII.